Related Party Transactions and Commitments (Table)	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2021
Related Party Transactions [Abstract]
Schedule of Components of The Related Party Receivables and Related Party Liabilities

The components of the related party revenue and expenses are as follows:

	June 30,
(in thousands)	2022	2021
Revenues:
Warehousing and fulfillment services	$-	$815
Storage and bottling of alcoholic beverages	-	65
Management fees	-	407
Marketing and distribution	-	1,722

Expenses:
Concourse Warehouse lease	-	344
Swanson lease	-	605
Z.R. Waverly lease	-	77

The components of the related party receivables and related party liabilities are as follows:

	June 30,
(in thousands)	2021	2020
Assets:
Accounts receivable	$-	$325
Notes receivable and accrued interest	-	756
Total related party receivables	$-	$1,081

Liabilities:
Accounts payable and accrued liabilities	$-	$1,674
Accrued interest	-	541
Convertible notes	-	10,000
Total related party liabilities	$-	$12,215

The components of the related party revenue and expenses are as follows:

	June 30,
(in thousands)	2021	2020
Revenues:
Warehousing and fulfillment services	$815	$1,200
Storage and bottling of alcoholic beverages	65	649
Sales and marketing fees	1,722	-

Expenses:
Concourse Warehouse lease	344	1,393
Swanson lease	605	703
Z.R.Waverly	77	156
Bottling costs	-	943

Schedule of Future Minimum Lease Payments

The minimum annual payments under our lease agreements as of March 31, 2023 are as follows:

(in thousands)	Operating Leases	Finance Leases
Remaining fiscal 2023	$1,326	$78
2024	6,943	309
2025	6,538	180
2026	6,512	96
2027	6,158	6
2028 and thereafter	12,122	-
Total lease payments	39,599	669
Less imputed interest	(5,547)	(39)
Present value of lease liabilities	34,052	630
Current portion of lease liabilities	(6,357)	(286)
Total long term lease liabilities	$27,695	$344

The minimum annual payments under our lease agreements are as follows:

(in thousands)
Year Ending June 30,	Total
2023	$7,297
2024	7,325
2025	6,916
2026	6,852
2027	6,458
Thereafter	13,481
$48,329
The minimum annual payments under our lease agreements are as follows:

Year Ending June 30,	Total
2022	$5,913
2023	5,197
2024	5,240
2025	4,936
2026	5,049
Thereafter	17,046
$43,381

Schedule of Purchase Commitments	Estimated future minimum grape and bulk wine purchase commitments are as follows:

(in thousands)	Total
Remaining Fiscal 2023	$-
2024	12,360
2025	7,466
2026	3,619
2027	195
2028	105
$23,745
Estimated future minimum grape and bulk wine purchase commitments are as follows:

(in thousands)
Year Ending June 30,	Total
2023	$31,236
2024	16,592
2025	10,803
$58,631

Contracts exist with various growers and certain wineries to supply a significant portion of our future grape and wine requirements. Contract amounts are subject to change based upon actual vineyard yields, grape quality, and changes in grape prices. Estimated future minimum grape and bulk wine purchase commitments are as follows:

(in thousands)
Year Ending June 30,
2022	$42,469
2023	17,572
2024	10,061
2025	835
2026	859
Thereafter	531
$72,327